UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/99

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  	[  ]  is a restatement.
 				    	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	William A. Womack
Address:  1667 Lelia Drive, Suite 101
                 Jackson, MS 39216

13F File Number:  28-7122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	William A. Womack
Title:	President
Phone:	601-965-0110
Signature,  Place, and Date of Signing:
	William A. Womack	Jackson, MS	April 23, 1999

Report Type (Check only one.):
[ X]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	O

Form 13F Information Table Entry Total:	60

Form 13F Information Table Entry Total:	$112,043,000

List of Other Included Managers:		None

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INFORMATION TABLE

NAME OF	TITLE	CUSIP		FAIR 		SHARES	INVT		SOLE
ISSUER		OF	NUMBER	MARKET	OF PRIN	DISCR		AUTH.
		CLASS			VALUE		AMOUNT

ACT Networks	COM	000975102	765000.00	40000		sole		40000
Action Perform	COM	004933107	3424000.00	114600		sole		114600
Agco Corp	COM	001084102	722000.00	110000		sole		110000
Am Freightways	COM	02629V108	2138000.00	170200		sole		170200
Ames Dept	COM	030789507	6164000.00	166600		sole		166600
Atlantic Coast	COM	048396105	2154000.00	76600		sole		76600
Bebe Stores	COM	075571109	3123000.00	77100		sole		77100
CEC Entertain	COM	125137109	2459000.00	68550		sole		68550
CKE Rest	COM	12561E105	2434000.00	123250		sole		123250
Cabletron Sys	COM	126920107	879000.00	107400		sole		107400
Clayton Homes	COM	184190106	1001000.00	90500		sole		90500
Comforce Corp	COM	20038K109	938000.00	246000		sole		246000
CompUSA	COM	204932107	1575000.00	225000		sole		225000
Con Stores	COM	210149100	91000.00	3000		sole		3000
Data General	COM	237688106	2106000.00	208000		sole		208000
DataStream	COM	238124101	2117000.00	245500		sole		245500
Dave & Busters	COM	23833N104	2319000.00	113800		sole		113800
DM Mgmt	COM	233233105	1969000.00	126000		sole		126000
Fairfield Comm	COM	304231301	1796000.00	201000		sole		201000
Flashnet Comm	COM	338527104	1374000.00	33400		sole		33400
Foodmaker	COM	344839204	3922000.00	153800		sole		153800
Friede Goldman	COM	358430106	2059000.00	128700		sole		128700
Gen Nutrition	COM	37047F103	1889000.00	135500		sole		135500
Gulf Island Fab	COM	402307102	1460000.00	139000		sole		139000
Hamrecht Quist	COM	406545103	624000.00	18000		sole		18000
Horizon Pharm	COM	439902107	1275000.00	231800		sole		231800
JB Hunt Trans	COM	445658107	2000000.00	95500		sole		95500
Huntingdon Life	COM	445891203	19000.00	10000		sole		10000
Input/Output	COM	457652105	707000.00	112000		sole		112000
Insight Enter	COM	45765U103	3765000.00	151350		sole		151350
Inso Corp	COM	457674109	1291000.00	178000		sole		178000
Jakks Pacific	COM	47012E106	1327000.00	73200		sole		73200
Jones Apparel	COM	480074103	3017000.00	108000		sole		108000
Just For Feet	COM	48213P106	250000.00	20000		sole		20000
Mastec		COM	576323109	1479000.00	65000		sole		65000
Micrografx	COM	595077108	1175000.00	130500		sole		130500
Morgan Keegan	COM	617410105	2980000.00	179900		sole		179900
Neotherapeutics	COM	640656104	1305000.00	147000		sole		147000
PSS World Med	COM	69366A100	2014000.00	231800		sole		231800
Pamida Holding	COM	697642106	459000.00	146900		sole		146900
Paging Network	COM	695542100	2405000.00	520000		sole		520000
Pool Energy	COM	732788104	1347000.00	89800		sole		89800
Rainbow Rentals	COM	750857104	1470000.00	150800		sole		150800
Rare Hosp	COM	753820109	3624000.00	266000		sole		266000
Ross Stores	COM	778296103	131000.00	3000		sole		3000
SCP Pool	COM	784028102	658000.00	47000		sole		47000
SangStat Med	COM	801003104	1364000.00	110800		sole		110800
Scientific Atl	COM	808655104	736000.00	27000		sole		27000
SkyTel Comm	COM	83087Q104	2595000.00	156100		sole		156100
Sonic		COM	835451105	1916000.00	71300		sole		71300
StaffMark	COM	852389105	1509000.00	191600		sole		191600
SteinMart	COM	858375108	4306000.00	433300		sole		433300
Stewart Enter	COM	860370105	2757000.00	172300		sole		172300
Styling Tech	COM	863905105	63000.00	5000		sole		5000
T Rowe Price	COM	741477103	5658000.00	165800		sole		165800
Terex Corp	COM	880779103	3841000.00	159200		sole		159200
Transcoastal	COM	893537100	781000.00	201500		sole		201500
Trans World	COM	89336Q100	2101000.00	187800		sole		187800
World Access	COM	98141A101	1350000.00	167500		sole		167500
Western Digital	COM	958102105	866000.00	110000		sole		110000




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